Consolidated Statement of Comprehensive Income (Parenthetical) - shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Consolidated Statement of Comprehensive Income
Weighted average number of shares (in shares)	3,990,000	3,990,000